UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

July 31, 2004 (Unaudited)

Face Value			Value
	U.S. TREASURY OBLIGATIONS	49.51%
	U.S. Treasury Bills:
$11,000,000	1.16%, 8/5/04		$10,998,932
5,000,000	1.09%, 9/9/04		4,994,827
1,000,000	0.99%, 9/9/04		998,965
2,000,000	0.99%, 9/30/04		1,996,737

	U.S. Treasury Notes:
1,000,000	2.25%, 7/31/04		1,000,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,989,461)			19,989,461

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	50.56%
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party,) 1.32%, dated 7/30/04 and maturing 8/2/04, collateralized by Federal Home Loan Mortgage Corp. Gold Pool #B90419, 7.50% due 10/1/31 with a repurchase amount of $9,000,330		9,000,000	$9,180,000

	Agreement with Deutsche Bank and Bank of New York (Tri-party,) 1.32%, dated 7/30/04 and maturing 8/2/04, collateralized by U.S. Treasury Note, 2.50% due 5/31/06 with a repurchase amount of $9,000,330		9,000,000	9,180,347

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.31%, dated 7/30/04 and maturing 8/2/04, collateralized by U.S. Treasury Note, 6.00% due 8/15/09 with a repurchase amount of $1,414,051		1,414,000	1,442,627

Agreement with Merrill Lynch, Inc. and Bank of New York (Tri-party), 1.22%, dated 7/30/04 and maturing 8/2/04, collateralized by U.S. Treasury Strips, due 8/15/09-2/15/14 with a repurchase amount of $1,000,034		1,000,000	1,022,647

TOTAL REPURCHASE AGREEMENTS (Cost $20,414,000)		20,414,000	20,825,621

TOTAL INVESTMENTS (Cost $40,403,461)	100.07%	$40,403,461
Liabilities in Excess of Other Assets	-0.07%	(26,642)
NET ASSETS	100.00%	$40,376,819

Income Tax Information:
Total cost for federal income tax purposes: $40,403,461

STATEMENT OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2004 (Unaudited)

Face Value			Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS	53.25%
	U.S. Treasury Note
$5,000,000	2.25%, 7/31/04		$5,000,000

	Federal Home Loan Bank
10,000,000	1.05%, 8/6/04 DN		9,998,827
10,002,000	1.05%, 8/13/04 DN		9,998,775
20,000,000	1.37%, 8/25/04*		19,997,365

	Federal Home Loan Mortgage Corp.
15,000,000	1.27%, 8/10/04*		14,998,649
7,000,000	1.09%, 8/10/04 DN		6,998,296
5,000,000	1.16%, 10/12/04 DN		4,988,521

	Federal National Mortgage Association
25,000,000	1.35%, 9/10/04*		25,000,000
10,000,000	1.34%, 9/11/04*		9,999,083
10,000,000	1.42%, 9/17/04 DN		9,981,833
7,000,000	1.09%, 9/29/04 DN		6,987,722
10,000,000	1.46%, 10/6/04 DN		9,973,611
20,000,000	1.06%, 11/18/04 DN		19,936,235

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $153,858,917)			153,858,917

			Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	46.79%
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 1.36%, dated 7/30/04 and maturing 8/2/04, collateralized by Federal Home Loan Mortgage Corp. Gold Pools #B90371, B90419, 8.00-9.00% due 11/1/26-9/1/31, and Federal National Mortgage Association Conventional Loan Pool #555183, 6.00% due 12/1/17 with a repurchase amount of $60,002,267		60,000,000	$61,200,000

Agreement with Bank of America and Bank of New York (Tri-party), 1.36%, dated 7/30/04 and maturing 8/2/04, collateralized by Federal Home Loan Bank Bond, 5.83 due 9/30/13, Federal Home Loan Mortgage Corp. Notes, 2.00-3.50% due 11/17/05-12/15/06, Federal National Mortgage Association Note, 6.13% due 5/10/19, and Federal National Mortgage Association Discount Notes, due 10/13/04-1/12/05 with a repurchase amount of $60,002,267		60,000,000	61,200,847

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.31%, dated 7/30/04 and maturing 8/2/04, collateralized by Government National Mortgage Association Strip, due 7/20/34 with a repurchase amount of $15,167,552		15,167,000	15,470,900

TOTAL REPURCHASE AGREEMENTS (Cost $135,167,000)		135,167,000	137,871,747

TOTAL INVESTMENTS (Cost $289,025,917)	100.04%	$289,025,917
Liabilities in Excess of Other Assets	-0.04%	(124,019)
NET ASSETS	100.00%	$288,901,898

*Floating rate security - rate disclosed as of July 31, 2004.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $289,025,917

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

July 31, 2003 (Unaudited)

Face Value					Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS		4.96%
	Federal Home Loan Mortgage Corp.
$5,000,000	1.27%, 8/10/04*				$4,999,550

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,999,550)					4,999,550

Due Date	Discount Rate or Coupon Rate			Principal Amount

	BANK NOTES		9.91%
Bank One
8/13/04	1.29	%*		$5,000,000	4,999,454

Wells Fargo Bank
8/16/04	1.32	%*		5,000,000	5,000,000

TOTAL BANK NOTES (Cost $9,999,454)					9,999,454

	CERTIFICATES OF DEPOSIT		43.61%
ABN AMRO Bank
9/7/04	1.09%			3,000,000	2,999,984

Banco Bilbao Vizcaya Argentaria
9/20/04	1.08%			5,000,000	5,000,000

Bank of New York
8/16/04	1.31	%*		3,000,000	2,999,983

Barclays Bank, PLC
10/6/04	1.10%			3,000,000	2,999,707

BNP Paribas
8/16/04	1.31	%*		5,000,000	4,998,746

Den Danske Corp.
9/7/04	1.40%			5,000,000	4,999,859

Fortis Bank
8/23/04	1.35	%*		5,000,000	4,999,275

Marshall & Ilsley Bank
9/20/04	1.58	%*		5,000,000	5,001,537

Royal Bank of Scotland Group, PLC
8/20/04	1.35	%*		5,000,000	4,999,278

Svenska Handelsbanken
8/13/04	1.29	%*		5,000,000	4,999,795

TOTAL CERTIFICATES OF DEPOSIT (Cost $43,998,164)					43,998,164

	COMMERCIAL PAPER	6.93%
Bills Securitization, Ltd.
8/6/04	1.12%		4,000,000	3,999,500

Lake Constance Funding, LLC
10/13/04	1.55%		3,000,000	2,990,694
TOTAL COMMERCIAL PAPER (Cost $6,990,194)				6,990,194

	TIME DEPOSITS	1.98%
Rabobank
11/8/04	1.40%		2,000,000	1,999,699

TOTAL TIME DEPOSITS (Cost $1,999,699)				1,999,699

					Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	32.55%
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 1.36%, dated 7/30/04 and maturing 8/2/04, collateralized by Federal Home Loan Mortgage Corp. Gold Pool #B90419, 7.50% due 10/1/31 with a repurchase amount of $14,000,529			14,000,000	$14,280,000

	Agreement with Bank of America and Bank of New York (Tri-party), 1.36%, dated 7/30/04 and maturing 8/2/04, collateralized Federal National Mortgage Association Discount Note, due 10/13/04 with a repurchase amount of $14,000,529			14,000,000	14,280,718

	Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.31%, dated 7/30/04 and maturing 8/2/04, collateralized by Government National Mortgage Association Strip, due 7/20/34 with a repurchase amount of $4,836,176			4,836,000	4,934,500

TOTAL REPURCHASE AGREEMENTS (Cost $32,836,000)				3 2,836,000	33,495,218

TOTAL INVESTMENTS (Cost $100,823,061)			99.94%	$100,823,061
Other Assets in Excess of Liabilities			0.06%	63,037
NET ASSETS			100.00%	$100,886,098

*Floating rate security - rate disclosed as of July 31, 2004.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $100,823,061

STATEMENT OF INVESTMENTS

American Freedom U.S. Government Money Market Fund

July 31, 2004 (Unaudited)

Face Value			Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS	58.93%
	U.S. Treasury Note
$5,000,000	2.25%, 7/31/04		$5,000,000

	Federal Home Loan Bank
15,000,000	1.37%, 8/25/04*		14,998,024
3,000,000	1.38%, 1/5/05		2,999,451

	Federal Home Loan Mortgage Corp.
10,000,000	1.27%, 8/10/04*		9,999,099
5,000,000	1.47%, 9/28/04 DN		4,988,387
2,000,000	1.05%, 10/20/04 DN		1,995,377
2,000,000	1.11%, 12/1/04 DN		1,992,519

	Federal National Mortgage Association
3,000,000	1.06%, 8/4/04 DN		2,999,823
2,000,000	1.06%, 8/11/04 DN		1,999,470
2,000,000	1.06%, 8/18/04 DN		1,999,058
4,000,000	1.05%, 9/8/04DN		3,995,688
5,000,000	1.34%, 9/11/04*		4,999,541
2,000,000	1.09%, 9/29/04 DN		1,996,492
2,000,000	1.46%, 10/6/04 DN		1,994,722
3,000,000	1.49%, 10/13/04 DN		2,991,054
1,000,000	1.48%, 11/12/04 DN		995,779
2,000,000	1.27%, 11/18/04 DN		1,992,345

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $67,936,829)			67,936,829

				Collateral Value
	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS	41.11%

	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 1.36%, dated 7/30/04 and maturing 8/2/04, collateralized by Federal National Mortgage Association Note, 2.25% due 2/28/06 with a repurchase amount of $22,000,831		22,000,000	$22,440,714

	Agreement with Bank of America and Bank of New York (Tri-party), 1.36% dated 7/30/04 and maturing 8/2/04, collateralized Federal Home Loan Mortgage Corp. Note, 3.25% due 6/29/07, and Federal National Mortgage Association Note, 5.63%, due 12/26/18 with a repurchase amount of $22,000,831		22,000,000	22,440,249

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 1.31%, dated 7/30/04 and maturing 8/2/04, collateralized by U.S. Treasury Note, 4.00% due 2/15/14 with a repurchase amount of $3,392,123		3,392,000	3,462,435

TOTAL REPURCHASE AGREEMENTS (Cost $47,392,000)		47,392,000	48,343,398

TOTAL INVESTMENTS (Cost $115,328,829)	100.04%	$115,328,829
Liabilities in Excess of Other Assets	-0.04%	(50,318)
NET ASSETS	100.00%	$115,278,511

*Floating rate security - rate disclosed as of July 31, 2004.  Maturity date represents the next interest rate reset date.

DN- Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $115,328,829

Aristata Equity Fund

Statement of Investments

7/31/2004 (Unaudited)

		Shares	Value
COMMON STOCKS	93.64%
BASIC MATERIALS	6.15%
Agriculture	1.46%
Archer Daniels Midland Co.		28,300	$436,669

Chemical	1.58%
DU Pont (EI) DE Nemours		11,000	471,570

Paper/Packaging	3.11%
International Paper Co.		11,000	475,530
Wausau-Mosinee Paper Corp.		29,000	450,660
			926,190

TOTAL BASIC MATERIALS			1,834,429

BUILDING/REAL ESTATE	5.27%
Building Materials	2.24%
Vulcan Materials Co.		14,000	666,680

R.E.I.T./Real Estate	3.03%
Archstone Community Trust		15,000	441,450
Duke Realty Corp.		15,000	461,400
			902,850

TOTAL BUILDING/REAL ESTATE			1,569,530

CONSUMER DURABLES	2.56%
Household Goods	2.56%
Leggett & Platt, Inc.		12,000	324,600
Mattel, Inc.		25,000	438,000
			762,600

TOTAL CONSUMER DURABLES			762,600

CONSUMER SERVICES	1.45%
Broadcasting/Entertainment	1.45%
Time Warner Inc.*		26,000	432,900

TOTAL CONSUMER SERVICES			432,900

CONSUMER STAPLES	8.03%
Food/Beverage	2.29%
Albertson’s, Inc.		28,000	682,920

Packaged Goods	1.44%
Avon Products, Inc.		10,000	430,100

Retail	2.55%
BJ’s Wholesale Club, Inc.*		16,000	372,960
Dollar General Corp.		20,000	386,000
			758,960

Textile/Apparel	1.75%
Jones Apparel Group, Inc.		14,000	522,900

TOTAL CONSUMER STAPLES			2,394,880

ELECTRIC & GAS UTILITIES	8.37%
Electric Utilities	4.73%
Atmos Energy Corp.		16,000	402,720
Duke Energy Corp.		20,400	438,600
Xcel Energy Inc.		33,190	567,549
			1,408,869

Gas Utilities	3.64%
Nicor Inc.		13,000	430,430
Questar Corp.		16,000	655,680
			1,086,110

TOTAL ELECTRIC & GAS UTILITIES			2,494,979

ENERGY	12.31%
Oil Field Services	1.91%
Transocean Inc.*		20,000	568,000

Oil & Gas	8.14%
BP PLC ADR		15,780	889,361
Kerr-McGee Corp.		10,000	525,000
Valero Energy Corp.		13,500	1,011,420
			2,425,781

Coal	2.26%
Peabody Energy Corp.		12,000	674,160

TOTAL ENERGY			3,667,941

FINANCIAL	9.14%
Banks/S & L/Finance/Lease	3.64%
Bank Of America Corp.		6,000	510,060
Wachovia Corp.		13,000	576,030
			1,086,090

Brokers/Financial Services	3.37%
Arthur J Gallagher & Co.		12,900	399,513
Marsh & McLennan Cos., Inc.		13,600	603,568
			1,003,081

Insurance	2.13%
American International Group, Inc.		9,000	635,850
			635,850

TOTAL FINANCIAL			2,725,021

HEALTHCARE	12.35%
Drugs	8.88%
Abbott Laboratories		22,100	869,635
Barr Laboritories Inc.*		9,000	309,150
Merck & Co., Inc.		14,000	634,900
Mylan Laboratories Inc.		16,875	250,088
Schering-Plough Corp.		30,000	583,800
			2,647,573

Medical Products	1.96%
Hospira, Inc.*		10,210	264,541
Lincare Holdings, Inc.*		10,000	319,400
			583,941

Healthcare Services	1.51%
Medco Health Solutions, Inc.*		14,844	449,773

TOTAL HEALTHCARE			3,681,287

INDUSTRIAL PRODUCTS & SERVICES	11.61%
Aerospace	2.04%
Boeing Co.		12,000	609,000

Electrical Products	1.91%
Emerson Electric Co.		9,400	570,580

Industrial Components	5.84%
General Electric Co.		18,000	598,500
Robbins & Myers, Inc.		23,000	434,930
Snap-on Inc.		22,000	706,420
			1,739,850

Industrial Services
Business Info/Serv.	1.82%
MAXIMUS, Inc.*			17,000	543,490

TOTAL INDUSTRIAL PRODUCTS & SERVICES				3,462,920

TECHNOLOGY	11.88%
Computers/Peripheral	3.56%
Hewlett-Packard Co.			31,100	626,665
International Business Machines Corp.			5,000	435,350
				1,062,015

Electronics	5.24%
Anixter International Inc.			20,200	676,296
Flextronics International Ltd.*			40,000	502,800
Nokia Corp.			33,000	383,460
				1,562,556

Software/System Support	3.08%
Electronic Data Systems Corp.			32,000	591,360
Microsoft Corp.			11,500	327,290
				918,650

TOTAL TECHNOLOGY				3,543,221

TELECOMMUNICATIONS	4.52%
Communications	4.52%
Bellsouth Corp.			24,100	652,869
Verizon Communications Inc.			18,000	693,720
				1,346,589

TOTAL TELECOMMUNICATIONS				1,346,589

TOTAL COMMON STOCKS (Cost $21,152,470)				27,916,297

SHORT-TERM INVESTMENTS	6.43%
Mutual Funds	6.43%
Fifth Third C/P Fund **			1,215,975	1,215,975
Fifth Third U.S.Treasury Fund **			700,000	700,000
				1,915,975

TOTAL SHORT-TERM INVESTMENTS (Cost $1,915,975)				1,915,975

TOTAL INVESTMENTS (Cost $23,068,445)		100.07%		29,832,272
Liabilities in Excess of Other Assets		-0.07%		(19,696)
NET ASSETS		100.00%		$29,812,576

*                 Denotes non-income producing security.

**          Related Party

ADR - American Depositary Receipt

Income Tax Information:

As of July 31, 2004
Gross appreciation (excess of value over tax cost)	$7,417,215
Gross depreciation (excess of tax cost over value)	(653,388)
Net unrealized appreciation	$6,763,827
Cost of investments for income tax purposes	$23,068,445

Aristata Quality Bond Fund

Statement of Investments

7/31/2004  (Unaudited)

Due Date		Coupon	Bond Rating* Moody’s/S&P	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	32.89%

U.S. Treasury Notes	14.13%
07/15/06		7.000%	Aaa/AAA	$650,000	$703,346
08/15/11		5.000%	Aaa/AAA	690,000	726,603
05/15/13		3.625%	Aaa/AAA	200,000	189,422
					1,619,371
U.S. Treasury Bonds	3.62%
05/15/10		10.000%	Aaa/AAA	390,000	414,177

Federal Home Loan Bank	9.77%
08/19/09		7.050%	Aaa/AAA	120,000	120,292
01/12/10		7.155%	Aaa/AAA	120,000	122,563
11/18/13		5.125%	Aaa/AAA	75,000	74,979
02/09/15		8.000%	Aaa/AAA	100,000	103,059
01/24/18		5.740%	Aaa/AAA	125,000	125,552
05/09/18		5.350%	Aaa/AAA	125,000	123,287
08/08/18		5.500%	Aaa/AAA	150,000	149,216
03/04/19		5.750%	Aaa/NR	300,000	300,564
					1,119,512

Federal National Mortgage Association	5.37%
03/10/16		8.200%	Aaa/AAA	55,000	70,233
12/28/16		6.780%	Aaa/AAA	70,000	75,124
04/24/17		6.500%	Aaa/AAA	70,000	74,821
11/07/17		5.750%	Aaa/AAA	200,000	202,018
06/04/18		5.000%	Aaa/AAA	200,000	193,208
					615,404

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,613,786)					3,768,464

CORPORATE BONDS	58.20%
COMMUNICATIONS	3.25%
Bellsouth Corp.
10/15/11		6.000%	A1/A+	120,000	127,310
SBC Communications Inc.
03/15/11		6.250%	A1/A+	120,000	128,693
Verizon Global Networks, Inc.
06/01/13		4.375%	A2/A+	125,000	116,750
					372,753

TOTAL COMMUNICATIONS					372,753

FINANCIAL	19.10%
Automobile	1.66%
Toyota Motor Credit Corp.
12/15/08		5.500%	Aa1/AAA	180,000	190,459

Banks/S & L/Finance/Lease	5.50%
National City Corp.
05/15/19		6.875%	A2/A	280,000	312,291
Wells Fargo & Co.
11/15/14		5.000%	Aa2/A+	325,000	317,847
					630,138

Brokers/Financial Services	11.94%
Bear Stearns & Co. Inc.
03/01/07		7.000%	A1/A	120,000	130,469
07/02/18		4.650%	A1/A	140,000	125,046
Charles Schwab Corp.
03/01/10		8.050%	A3/A-	210,000	240,653
Goldman Sachs Group, Inc.
01/15/11		6.875%	Aa3/A+	120,000	132,960
Merrill Lynch & Co.
04/27/08		7.000%	Aa3/A+	330,000	366,628
Morgan Stanley Dean Witter & Co.
01/15/07		8.330%	Aa3/A+	230,000	255,544
04/01/14		4.750%	A1/A	125,000	116,982
					1,368,282

TOTAL FINANCIAL					2,188,879

INDUSTRIAL	35.85%
Aerospace	3.20%
General Dynamics Corp.
05/15/13		4.250%	A2/A	125,000	117,927
United Technologies Corp.
05/15/12		6.100%	A2/A	230,000	248,476
					366,403

Chemicals	3.26%
Dow Chemical Co.
02/01/11		6.125%	A3/A-	350,000	373,262

Computer/Peripheral	1.73%
Hewlett Packard Co.
06/15/05		7.150%	A2/A-	190,000	197,770

Drugs	3.06%
Eli Lilly & Co.
03/15/12		6.000%	Aa3/AA	100,000	107,886
Pfizer Inc.
02/15/14		4.500%	Aaa/AAA	250,000	242,917
					350,803

Food/Beverage	7.25%
Albertson’s, Inc.
08/01/09		6.950%	Baa2/BBB	70,000	76,851
Anheuser Busch Co.
01/15/14		4.950%	A1/A+	175,000	174,278
10/15/16		5.050%	A1/A+	150,000	146,585
Campbell Soup Co.
12/03/12		5.000%	A3/A	150,000	150,344
Coca-Cola Enterprises Inc.
08/15/11		6.125%	A2/A+	140,000	151,795
Sara Lee Corp.
09/15/11		6.250%	A3/A+	120,000	130,773
					830,626

Household Goods	3.24%
Kimberly Clark Corp
02/15/12		5.625%	Aa2/AA-	350,000	371,124

Medical Products	1.87%
Cardinal Health, Inc.
06/15/15		4.000%	A3/A	255,000	213,890

Metals	2.73%
Alcan Aluminum Corp.
11/01/08		6.250%	Baa1/A-	290,000	312,681

Packaged Goods	4.15%
Fortune Brands, Inc.
04/01/08		6.250%	A2/A	230,000	249,529
Estee Lauder Companies Inc.
01/15/12		6.000%	A1/A+	210,000	226,739
					476,268

Restaurants	4.25%
McDonald’s Corp.
04/15/11		6.000%	A2/A	190,000	203,385
09/30/16		5.000%	A2/A	300,000	284,055
					487,440

Retail	1.11%
Target Corp.
03/01/12		5.875%	A2/A+	120,000	127,907

TOTAL INDUSTRIAL					4,108,174

TOTAL CORPORATE BONDS (Cost $6,417,514)					6,669,806

		Shares

SHORT-TERM INVESTMENTS	8.21%
Mutual Funds	8.21%
Fifth Third C/P Fund **		491,094	491,094
Fifth Third U.S. Treasury Fund **		450,000	450,000

TOTAL SHORT-TERM INVESMENTS (Cost $941,094)			941,094

TOTAL INVESMENTS
(Cost $10,972,394)		99.30%	11,379,364
Other Assets in Excess of Liabilities		0.70%	80,496
NET ASSETS		100.00%	$11,459,860

*                  Ratings - The Moody’s and S&P ratings are believed to be the most recent ratings at July 31, 2004.

**           Related Party

Income Tax Information:

As of July 31, 2004
Gross appreciation (excess of value over tax cost)	$538,684
Gross depreciation (excess of tax cost over value)	(131,714)
Net unrealized appreciation	$406,970
Cost of investments for income tax purposes	$10,972,394

Aristata Colorado Quality Tax-Exempt Fund

Statement of Investments

7/31/2004 (Unaudited)

Due Date		Coupon	Bond Rating* Moody’s/S&P	Principal Amount	Value

COLORADO MUNICIPAL OBLIGATIONS	94.98%
PREREFUNDED	8.15%
Adams County
School District #12, FGIC
12/15/09		5.250%	Aaa/AAA	$500,000	$550,215
Colo Department of Transportation, AMBAC
06/15/15		5.700%	Aaa/AAA	250,000	284,203

TOTAL PREREFUNDED (Cost $747,806)					834,418

GENERAL OBLIGATION BONDS	27.53%
Adams County
School District #50
12/01/10		5.250%	A1/AA-	500,000	535,190
Arapahoe County
School District #5, FSA
12/15/22		4.125%	Aaa/AAA	100,000	94,142
Basalt Colorado
Sanitation District, AMBAC
12/01/18		5.000%	Aaa/NR	125,000	130,925
Boulder County Open Space
06/15/08		5.100%	NR/AA	200,000	211,392
Boulder Valley
School District #Re-2, FGIC
12/01/13		5.000%	Aaa/AAA	150,000	158,625
City of Aspen, Series B
12/01/20		5.000%	Aa3/NR	175,000	178,995
Clear Creek County
School District #Re-1, FSA
12/01/13		4.300%	NR/AAA	125,000	128,993
Denver Colorado City & County
08/01/14		5.000%	Aa1/AA+	100,000	106,251
Garfield County School District #RE-2, FSA
12/01/15		4.300%	Aaa/NR	125,000	127,205
Parker Colorado Property
District #1, AMBAC
12/01/12		4.550%	Aaa/AAA	175,000	182,992
Pitkin County
School District #1, FGIC
12/01/20		5.000%	Aaa/AAA	150,000	155,673
San Miguel County
School District #R-1, MBIA
12/01/06		5.200%	Aaa/AAA	250,000	267,548
Thornton, FSA
12/01/07		5.150%	Aaa/AAA	500,000	542,505

TOTAL GENERAL OBLIGATION BONDS (Cost $2,664,248)					2,820,436

REVENUE BONDS	59.30%
Education	10.42%
Colorado EDL & Cultural
12/01/16		6.000%	NR/AA	125,000	140,169
Colorado EDL & Cultural, AMBAC
06/01/20		5.000%	Aaa/AAA	200,000	207,104
12/01/21		5.000%	Aaa/NR	150,000	154,818
Colorado School of Mines, AMBAC
12/01/30		5.000%	Aaa/AAA	100,000	100,100
University of Colorado
Certificates of Participation, AMBAC
06/01/23		5.000%	Aaa/AAA	150,000	153,786
University of Colorado Enterprise
System Revenue Series A
06/01/16		5.100%	Aa3/AA-	150,000	158,838
University of Colorado Enterprise
System Revenue Series B, FGIC
06/01/24		5.000%	Aaa/AAA	150,000	152,805
					1,067,620

Finance	8.18%
Aspen Colorado Sales Tax
11/01/10		5.000%	NR/A	120,000	127,567
Boulder Colorado Sales Tax, AMBAC
08/15/13		5.150%	Aaa/AAA	100,000	107,281
Durango Colorado Sales & Use Tax, FGIC
12/01/16		5.500%	Aaa/AAA	200,000	219,020
Jefferson County Open Space, FGIC
11/01/19		5.000%	Aaa/AAA	100,000	103,360
Larimar County Courts Cetificate, FSA
12/15/11		3.800%	Aaa/AAA	150,000	152,025
Pitkin County Sales Tax, FSA
12/01/11		4.000%	Aaa/AAA	125,000	128,276
					837,529

Hospital	2.34%
University of Colorado Hospital Authority, AMBAC
11/15/09		5.000%	Aaa/NR	220,000	239,441

Miscellaneous-Other	7.26%
Boulder County CO (Atmospheric Research), AMBAC
09/01/15		4.000%	Aaa/AAA	120,000	119,528
Boulder County CO (Atmospheric Research), MBIA
09/01/22		5.000%	Aaa/AAA	200,000	205,258
Boulder County CO Open Space, MBIA
07/15/14		4.000%	Aaa/AAA	100,000	100,483
Douglas County Sales & Use Tax, MBIA
10/15/07		5.250%	Aaa/AAA	300,000	318,183
					743,452

Power	3.24%
Adams County Pollution Control, MBIA
04/01/08		5.625%	Aaa/AAA	175,000	175,455
Pueblo County Pollution Control, AMBAC
01/01/19		5.100%	Aaa/AAA	150,000	156,039
					331,494

Transportation	8.01%
Arapahoe County
Highway E-470, MBIA
08/31/05		5.150%	Aaa/AAA	250,000	259,910
Colorado Department of Transportation, MBIA
06/15/09		4.200%	Aaa/AAA	225,000	236,430
Denver City & County Airport, MBIA
11/15/16		5.750%	Aaa/AAA	300,000	323,748
					820,088

Water/Sewer	19.85%
Boulder Colorado Water & Sewer
12/01/12		5.300%	Aa2/AA+	125,000	136,614
Broomfield CO Water Activity, MBIA
12/01/22		4.750%	Aaa/AAA	125,000	126,208
Colorado Water Reservoir & Power
Development Authority
09/01/07		5.250%	Aaa/AAA	250,000	270,840
Fort Collins Storm Drainage, AMBAC
12/01/20		4.875%	Aaa/AAA	250,000	257,522
Fountain Valley Authority
Water Treatment
12/01/07		5.200%	Aa2/AA	400,000	418,988
Golden CO Water & Waste, FSA
11/15/22		4.950%	Aaa/NR	150,000	153,846
Greeley CO Water Reservoir, AMBAC
08/01/19		4.000%	Aaa/AAA	250,000	239,710
Little Thompson Water District, MBIA
12/01/18		5.800%	Aaa/NR	150,000	169,137
Pleasant View Water and Sanitation District, MBIA
12/01/13		4.350%	Aaa/AAA	125,000	128,955
Pueblo Colorado Board
Waterworks, FSA
11/01/09		5.250%	Aaa/AAA	120,000	131,994
					2,033,814

TOTAL REVENUE BONDS (Cost $5,777,427)					6,073,438

TOTAL COLORADO MUNICIPAL OBLIGATIONS (Cost $9,189,481)					9,728,292

TOTAL INVESTMENTS (Cost $9,189,481)				94.98%	9,728,292
Other Assets in Excess of Liabilities				5.02%	514,338
NET ASSETS				100.00%	$10,242,630

*                 Ratings - The Moody’s and S&P ratings are believed to be the most recent ratings at July 31, 2004.

**          The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at July 31, 2004 (as a percentage of net assets):

AMBAC	22.78%
MBIA	22.57%
FSA	14.24%
FGIC	13.08%

Income Tax Information:

As of July 31, 2004
Gross appreciation (excess of value over tax cost)	$554,116
Gross depreciation (excess of tax cost over value)	(15,305)
Net unrealized appreciation	$538,811
Cost of investments for income tax purposes	$9,189,481

FGIC		AMBAC		MBIA		FSA
550,215		284,203		267,548		94,142
158,625		130,925		205,258		128,993
155,673		182,992		100,483		127,205
152,805		207,104		318,183		542,505
219,020		154,818		175,455		152,025
103,360		100,100		236,430		128,276
		153,786		323,748		153,846
		107,281		126,208		131,994
		239,441		169,137
		119,528		128,955
		156,039		259,910
		257,522
		239,710

1,339,698	13.08%	2,333,449	22.78%	2,311,315.00	22.57%	1,458,986	14.24%

10,242,630	Net Assets

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	September 29, 2004

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	September 29, 2004